Organization and Summary of Significant Accounting Policies (Details 19) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Intrinsic value of stock options exercised and the fair value of stock options vested
Intrinsic value of options exercised	$ 529	$ 1,375	$ 2,134
Fair value of stock options vested	$ 331	$ 382	$ 444